Accounting Policies, by Policy (Policies)	9 Months Ended
Sep. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of presentation
(a).	Basis of presentation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) for interim financial information, and with the rules and regulations of the United States Securities and Exchange Commission (the “SEC”). Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. Unaudited interim results are not necessarily indicative of the results for the full fiscal year. The accompanying unaudited condensed financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the years ended December 31, 2023 and 2024.

The unaudited condensed consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation. For consolidated subsidiaries where the Group’s ownership in the subsidiary is less than 100%, the equity interest not held by the Group is shown as non-controlling interests.

Use of estimates
(b).	Use of estimates

The preparation of the unaudited condensed consolidated financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported periods in the unaudited condensed consolidated financial statements and accompanying notes. Significant accounting estimates include, but not limited to, the allowance for credit losses, useful lives and impairment of long-lived assets, valuation allowances of deferred tax assets, and warrant liabilities. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the unaudited condensed consolidated financial statements.

Accounts receivable, net
(c).	Accounts receivable, net

Accounts receivable, net are stated at the original amount less allowances for credit losses. Accounts receivable are recognized in the period when the Group has provided services to its customers and when its right to consideration is unconditional. The Group adopted ASC Topic 326, Financial Instruments-Credit Losses (Topic 326) and assesses collectability by reviewing accounts receivable on a collective basis where similar characteristics exist, primarily based on similar business lines, and on an individual basis when the Group identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Group considers historical collectability based on past due status, the age of the accounts receivable balances, credit quality of the Group’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Group’s ability to collect from customers.

Warrant
(d).	Warrant

The Group accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, “Distinguishing Liabilities from Equity” (“ASC 480”) and ASC 815, “Derivatives and Hedging” (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of equity at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded as liabilities at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the statements of operations. The fair value of the Private Warrants was estimated using a Black-Scholes model.

Fair value measurement
(e).	Fair value measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs are:

●	Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2—Include other inputs that are directly or indirectly observable in the marketplace.

●	Level 3—Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Group primarily consist of cash, accounts receivable, short-term investments, other receivables included in prepayments and other current assets, long-term investment, short-term borrowings, accounts payable, other payables included in accrued expenses and other current liabilities, and warrant liabilities. As of December 31, 2024 and September 30, 2025, the carrying amounts of other financial instruments approximated to their fair values due to the short-term maturity of these instruments. The warrant liabilities were measured at fair value using unobservable inputs and categorized in Level 3 of the fair value hierarchy.

The Group’s non-financial assets, such as property, software and equipment, would be measured at fair value only if they were determined to be impaired.

Revenue recognition
(f).	Revenue recognition

The Group’s revenues are mainly generated from providing auto eInsurance service, technology service and auto service.

The Group recognizes revenue pursuant to ASC 606, Revenue from Contracts with Customers (“ASC 606”). In accordance with ASC 606, revenues from contracts with customers are recognized when control of the promised goods or services is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services, reduced by Value Added Tax (“VAT”). To achieve the core principle of this standard, we applied the following five steps:

1.	Identification of the contract, or contracts, with the customer;

2.	Identification of the performance obligations in the contract;

3.	Determination of the transaction price;

4.	Allocation of the transaction price to the performance obligations in the contract; and

5.	Recognition of the revenue when, or as, a performance obligation is satisfied.

Auto eInsurance Service

The Group provides auto eInsurance service distributing primarily vehicle insurance on behalf of the insurance companies and charges insurance companies for intermediation service commissions. The commissions are determined as a percentage of premiums paid by the insured. Auto eInsurance services are considered to be rendered and completed, and revenue is recognized, at the time an insurance policy becomes effective, that is, when the signed insurance policy is in place and the premium is collected from the insured. The Group has satisfied the performance obligation to recognize revenue when the premiums are collected by the respective insurance companies and not before, because collectability is not ensured until receipt of the premium. Accordingly, the Group does not accrue any auto eInsurance service commission and fees prior to the receipt of the related premiums. No allowance for cancellation has been provided for intermediation services as cancellation of policies rarely occurs.

Technology service

The Group provides technology service including technical software and consulting related to automobile services and insurance, such as customer relationship management (CRM), order management, finance management and visual analysis systems. The Group charges service fee based on fixed price per month for service provided, and recognizes revenue over time during the service period.

Auto service

The Group defines enterprise customers as the Group’s customers and the Group sells auto service coupons to enterprise customers, which each coupon represents one specific auto service. There are various service types including vehicle washing, waxing, maintenance, driving service and road assistance, and the Group only provides one specific service among various service types for each specific service coupon. The Group identifies each specific service coupon as a contract that establishes enforceable rights and obligations for each party. The Group charges the service fee at a fixed price per service when the service is performed. For service coupons with limited duration, the Group either charges the service fee at a fixed price per service when the service is performed or when the coupon expires, whether or not the service has been performed. The Group considers each service coupon is a distinct service that is capable of providing a benefit to the customer on its own according to ASC 606-10-25-14(a). Therefore, the Group identifies only one performance obligation under a contract, which is to provide a specific service or to stand-ready to perform a specific service within a limited duration. The Group acts as a principal as the Group controls the right to services before the services are provided to customers and the Group has the ability to direct other parties to provide the services to customers on the Group’s behalf. Specifically, the Group has the ability to choose service providers, is primarily responsible for the acceptability for the service meeting customer specifications, bears inventory risk after transfer of control of services to customers, and has the discretion in establishing the price with customers and with service providers and bears credit risk. The Group recognizes revenue in the gross amount of consideration at a point of time when the service is provided, or when the service coupon expires. The Group does not provide refunds to customers when a coupon has expired but not used.

The Group’s revenues are disaggregated by timing of revenue recognition as follows:

	For the nine months ended September 30,
	2024	2025
Revenue recognized at a point of time	$278,663	$301,535
Revenue recognized over time	34,046	36,549
Revenues	$312,709	$338,084

Contract Balances

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represent revenue recognized for the amounts invoiced and/or prior to invoicing when the Group has satisfied its performance obligation and has an unconditional right to the payment. Contract assets represent the Group’s right to consideration in exchange for goods or services that the Group has transferred to a customer. The Group has no contract assets as of December 31, 2024 and September 30, 2025.

The contract liabilities consist of deferred revenue, which represents the billings or cash received for services in advance of revenue recognition and is recognized as revenue the performance obligation is satisfied. The Group’s deferred revenue amounted to $2,421 and $2,285 as of December 31, 2024 and September 30, 2025, respectively. During the nine months ended September 30, 2024 and 2025, the Group recognized $3,050 and $2,228 that was included in deferred revenue balance at January 1, 2024 and 2025, respectively.

Share-based compensation
(g).	Share-based compensation

The Group grants restricted share units (“RSUs”) of the Company and its subsidiary, SunCar Online, to eligible employees and management. The Group accounts for share-based awards issued to employees and non-employees in accordance with ASC Topic 718 Compensation – Stock Compensation. The Group recognizes compensation cost for an equity classified award using the straight-line method over the applicable vesting period based on the fair value of restricted shares granted on the date of the grant. Awards of subsidiary equity is recognized in “non-controlling interest” in the consolidated entity.

The consideration for the business combination closed on May 17, 2023 included totally 4,800,000 earnout shares (“Earnout Shares”) granted to the management upon the achievement of revenue targets in 2022, 2023 and 2024. Earnout Shares in 2022 was accounted for as part of the consideration of the business combination. The Group recognizes Earnout Shares in 2023 and 2024 for an equity classified award using the graded vesting method over the applicable vesting period based on the fair value of the Earnout Shares on the grant date.

Foreign currency transactions and translations
(h).	Foreign currency transactions and translations

The Group’s principal country of operations is the PRC. The financial position and results of its operations are determined using RMB, the local currency, as the functional currency. The Group’s financial statements are reported using U.S. Dollars (“$”). The results of operations and the unaudited condensed consolidated statements of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the unaudited condensed consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the unaudited condensed consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income (loss) included in unaudited condensed consolidated statements of changes in equity. Gains and losses from foreign currency transactions are included in the results of operations.

The value of RMB against $ and other currencies may fluctuate and is affected by, among other things, changes in the PRC’s political and economic conditions. Any significant revaluation of RMB may materially affect the Group’s financial condition in terms of $ reporting. The following table outlines the currency exchange rates that were used in creating the unaudited condensed consolidated financial statements:

	As of December 31,	As of September 30,
	2024	2025
Balance sheet items, except for equity accounts	7.2993	7.119
	For the nine months ended September 30,
	2024	2025
Items in the statements of operations and comprehensive loss, and statements of cash flows	7.1977	7.2201

No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at the rates used in translation.

Recent accounting pronouncements
(i).	Recent accounting pronouncements

The Group is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies.

In December 2023, the FASB issued ASU 2023-09, Improvement to Income Tax Disclosure. This standard requires more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. This standard also includes certain other amendments to improve the effectiveness of income tax disclosures. ASU 2023-09 is effective for public business entities, for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. The Group is in the process of evaluation the impact of adopting this new guidance on its consolidated financial statement.

In November 2024, the FASB issued Accounting Standards Update No. 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), and in January 2025, the FASB issued Accounting Standards Update No. 2025-01, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025-01”). ASU 2024-03 requires additional disclosure of the nature of expenses included in the income statement as well as disclosures about specific types of expenses included in the expense captions presented in the income statement. ASU 2024-03, as clarified by ASU 2025-01, is effective for us for our annual reporting for fiscal 2028 and for interim period reporting beginning in fiscal 2029 on a prospective basis. Both early adoption and retrospective application are permitted. The Group is currently evaluating the impact that the adoption of these standards will have on its consolidated financial statements and disclosures.

In November 2024, the FASB issued ASU 2024-04, Debt–Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversion of Convertible Debt Instruments (“ASU 2024–04”), which clarifies the requirements for determining whether certain settlements of convertible debt instruments should be accounted for as an induced conversion. ASU 2024-04 is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted for all entities that have adopted the amendments in Update 2020-06. The Group is in the process of evaluation the impact of adopting this new guidance on its consolidated financial statement.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”). The amendments in ASU 2025-05 provide entities with a practical expedient to simplify the estimation of expected credit losses on current accounts receivable and current contract assets that arise from transactions accounted for under ASC 606, Revenue from Contracts with Customers (“ASC 606”) by allowing the assumption that current conditions as of the balance sheet date will not change during the remaining life of the asset. ASU 2025-05 is effective for the Group for its annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. The Group is currently evaluating the impact ASU 2025-05 will have on its consolidated financial statements.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Group does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.